Going Concern (Details) - DIGERATI TECHNOLOGIES, INC [Member]	Jul. 31, 2022 USD ($)
Going Concern (Details) [Line Items]
Accumulated a deficit	$ 113,393,000
Working capital deficit	$ 29,323,000